Dividend Restrictions (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Dividend Restrictions [Line items]
Threshold dividend or distribution without the prior approval	$ 5.0
Dividends receivable	5.0
Palomar Specialty Reinsurance Company Bermuda Ltd
Dividend Restrictions [Line items]
Dividends receivable	2.9
Dividends received	$ 13.7